UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-9032

                           STI CLASSIC VARIABLE TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                                 2 Oliver Street
                                Boston, MA 02109
               (Address of principal executive offices) (Zip code)

                         Trusco Capital Management, Inc.
                            50 Hurt Plaza; Suite 1400
                             Atlanta, Georgia 30303
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-428-6970

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2003

                     DATE OF REPORTING PERIOD: JUNE 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                   SEMI-ANNUAL
                                FINANCIAL REPORT


                           STI CLASSIC VARIABLE TRUST


                                  JUNE 30, 2003




                                 [LOGO OMITTED]

Dear Valued STI Classic Variable Trust Funds' Shareholder:

For investors, the six months ended June 30, 2003 saw marked improvement in equity returns, and moderation of returns in bonds versus stocks. Specifically, while stocks continued to labor under the weight of the late 1990's technology stock bubble, various types of stocks had similar returns. The S&P 500 Index was up 11.8%, with its Growth and Value components similar at 11.3% and 12.3%, respectively. The Dow Jones Industrial Average was 9.0%. The S&P 400 Midcap Index was 12.4%, while the S&P 600 Smallcap rose 12.9%. This convergence followed two years in which value stocks had significantly outperformed growth, and small/midcaps were similarly better than large caps. For bonds, the Lehman Aggregrate Bond Index returned 3.9%, and similar returns were seen in the Lehman Intermediate Government/Credit Index, which returned 4.3%. Returns in bonds were driven by several factors, including: further reduction in short-term rates by the Federal Reserve; continued minimal price inflation; major improvement in corporate bond quality spreads vs. Treasuries; positive asset flows into bond mutual funds; and some aspects of flight to quality in the Treasury bond market.

The current investment environment appears to be one of moderation. The late 1990's equity bubble which led to excesses and ultimately suboptimal capital allocation on the part of both corporate managements and investors is long over. The ensuing bear market which purged those excesses also now seems to be finally over. The stock market has gained a better tone, after making three decisive lows in the 775-800 range on the S&P 500 Index in July and October 2002, and March 2003. Economic growth has been very slow to recover, since consumer spending did not fall much in the recession and capital spending is still limping along. However, ample monetary liquidity, the lowest interest rates in over 40 years, some tax incentives and fiscal stimulus, the eventual benefits from a lower dollar exchange rate and improving consumer/business confidence all argue for continued positive economic growth and not another recession. Stock prices ultimately track profits growth, and the trajectory of profits is now positive. Investors in stocks can reasonably anticipate moderate gains but need to be selective and price sensitive in security selection.





                           STI CLASSIC VARIABLE TRUST
                  PERFORMANCE, NET OF FEES, AS OF JUNE 30, 2003

                                                             THREE
                                                             MONTHS    ONE YEAR
--------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND       8.80%     (4.75)%
--------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND         14.73%     (4.56)%
--------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND      18.84%     (9.13)%
--------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND            14.45%     (4.12)%
--------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND    17.05%      0.07%
--------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND        14.80%     (7.19)%
--------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND      2.73%     11.46%
--------------------------------------------------------------------------------

Returns and principal values will fluctuate and shares at redemption may be worth more or less than their original cost.

Past performance is not a guarantee of future returns.

A new stock market boom is unlikely, rather, a gradual recovery. The outlook for bond investors in terms of absolute returns is a bit more challenging. Since bond prices move inversely to interest rates, the current low level of yields by definition reduces the opportunity for continued above average returns. Measured since January 1981, the Lehman Long-Term Treasury Index returned 11.9% annualized through June 30, 2003, while the S&P 500 Index total return was 12.7%. Such near convergence is rare in capital markets, and needs to be understood in the context of 30-year Treasury bonds reaching yields of over 15% in 1981, versus only a little over 4% today. Similarly, we do not expect deflation, which would benefit Treasury bonds, but rather a gradual rise in inflation as economic stimulus takes hold. For those reasons, we currently favor stocks over bonds in terms of asset allocation, and within bonds, higher yielding corporates over Treasuries. However, adherence to investment disciplines and greater price sensitivity on stocks will be much more important in the next several years, particularly if there is a meaningful rise in interest rates.

Thank you for your confidence in Trusco Capital Management as Investment Adviser to the STI Classic Variable Trust Funds.


                                           Sincerely,

                                           /s/ Douglas S. Phillips
                                           -------------------------
                                           Douglas S. Phillips, CFA
                                           President and Chief Executive Officer
                                           Trusco Capital Management

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2003                            (UNAUDITED)


CAPITAL APPRECIATION FUND

--------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------
COMMON STOCK (99.4%)
BASIC MATERIALS (0.9%)
   Praxair                              8,000       $   481
                                                    -------
CAPITAL GOODS (6.0%)
   3M                                   4,400           567
   Danaher (B)                          8,400           572
   Deere                                6,000           274
   Eaton                                6,000           472
   Lockheed Martin                     30,300         1,441
                                                    -------
                                                      3,326
                                                    -------
COMMUNICATION SERVICES (1.1%)
   Fox Entertainment Group, Cl A*      20,500           590
                                                    -------
CONSUMER CYCLICALS (16.7%)
   Autozone*                            8,600           653
   Bed Bath & Beyond*                  22,630           878
   Black & Decker                      15,000           652
   Brinker International*              17,900           645
   Coach*                              17,000           845
   Colgate-Palmolive                   10,400           603
   Dollar General                      22,500           411
   Family Dollar Stores                13,200           504
   Gap (B)                             42,700           801
   Gentex*                             10,800           331
   Harley-Davidson (B)                 21,500           857
   Liz Claiborne                       15,800           557
   Lowe's                              33,800         1,452
                                                    -------
                                                      9,189
                                                    -------
CONSUMER STAPLES (4.0%)
   Procter & Gamble                    10,000           892
   Starbucks*                          10,200           250
   Sysco                               22,400           673
   Whole Foods Market* (B)              7,500           356
                                                    -------
                                                      2,171
                                                    -------


--------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------
ENERGY (10.0%)
   Anadarko Petroleum                  11,400       $   507
   Apache                               7,035           458
   BJ Services*                        20,000           747
   BP ADR                              19,500           819
   Burlington Resources                 7,500           406
   Exxon Mobil                         36,800         1,321
   Noble*                              14,000           480
   Schlumberger                         7,000           333
   Valero Energy                       12,100           440
                                                    -------
                                                      5,511
                                                    -------
FINANCE (19.6%)
   Aflac                               24,700           760
   Allstate                            26,100           931
   AMBAC Financial Group               17,400         1,153
   American Express                    27,800         1,162
   Bank of America                     15,000         1,185
   Countrywide Financial               20,500         1,426
   Freddie Mac                         28,000         1,422
   Marsh & McLennan                     8,300           424
   Progressive                          6,200           453
   SLM                                 48,000         1,880
                                                    -------
                                                     10,796
                                                    -------
HEALTH CARE (20.9%)
   Allergan                             9,500           733
   AmerisourceBergen                    7,000           485
   Amgen*                              10,800           718
   Bausch & Lomb                       16,000           600
   Becton Dickinson                     6,900           268
   Biomet                              23,000           659
   Forest Laboratories* (B)            22,800         1,248
   Health Management
     Associates, Cl A (B)              52,000           959
   Johnson & Johnson                   25,000         1,293
   Pfizer                              46,300         1,581
   UnitedHealth Group                  33,400         1,678
   WellPoint Health Networks*          15,300         1,290
                                                    -------
                                                     11,512
                                                    -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2003


CAPITAL APPRECIATION FUND--CONCLUDED

--------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------
SERVICES (3.1%)
   Apollo Group, Cl A*                 28,000       $ 1,729
                                                    -------
TECHNOLOGY (17.1%)
   Affiliated Computer
     Services, Cl A* (B)               18,465           844
   Amdocs*                             18,500           444
   BEA Systems* (B)                    46,400           504
   Cisco Systems*                      53,033           885
   EMC*                                62,000           649
   Hewlett-Packard                     27,000           575
   Intel                               30,000           624
   Mercury Interactive* (B)            12,800           494
   Micron Technology*                  40,000           465
   Microsoft                           63,200         1,619
   Oracle*                             97,500         1,172
   STMicroelectronics                  15,000           312
   Sun Microsystems*                   88,000           405
   Xilinx*                             17,400           440
                                                    -------
                                                      9,432
                                                    -------
Total Common Stock
     (Cost $46,029)                                  54,737
                                                    -------
SHORT-TERM INVESTMENT (7.9%)
   Boston Global Investment Trust --
     Enhanced Portfolio (A)         4,365,200         4,365
                                                    -------
Total Short-Term Investment
     (Cost $4,365)                                    4,365
                                                    -------


--------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------
REPURCHASE AGREEMENT (0.7%)
   Morgan Stanley (C)
     0.750%, dated 06/30/03, matures
     07/01/03, repurchase price
     $364,982 (collateralized by
     U.S. Government obligations:
     market value $372,285)              $365       $   365
                                                    -------
Total Repurchase Agreement
     (Cost $365)                                        365
                                                    -------
Total Investments (108.0%)
   (Cost $50,759)                                    59,467
                                                    -------
OTHER ASSETS AND LIABILITIES (-8.0%)
   Payable Upon Return of Securities Loaned          (4,365)
   Investment Advisory Fees Payable                     (31)
   Administration Fees Payable                           (5)
   Custodian Fees Payable                               (15)
   Other Assets and Liabilities, Net                     21
                                                    -------
Total Other Assets and Liabilities                   (4,395)
                                                    -------
NET ASSETS:
   Paid in Capital
     (unlimited authorization -- no par value)
     based on 3,976,368 outstanding shares
     of beneficial interest                          57,264
   Accumulated net investment loss                      (47)
   Accumulated net realized loss
     on investments                                 (10,853)
   Net unrealized appreciation on investments         8,708
                                                    -------
Total Net Assets (100.0%)                           $55,072
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share                                   $13.85
                                                     ======

* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING (SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS).
(B) THIS SECURITY OR A PARTIAL POSITION OF THE SECURITY WAS ON LOAN AT JUNE 30, 2003 (SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2003 WAS $4,184,960.
(C) TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


GROWTH AND INCOME FUND

--------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------
COMMON STOCK (91.2%)
BASIC MATERIALS (3.7%)
   E.I. du Pont de Nemours              2,000        $   83
   International Flavors &
     Fragrances                         2,000            64
   International Paper                  2,000            72
                                                     ------
                                                        219
                                                     ------
CAPITAL GOODS (12.3%)
   Boeing                               2,500            86
   Cooper Industries, Cl A              2,500           103
   Emerson Electric                     1,500            77
   General Electric                     4,500           129
   Honeywell International              3,000            80
   Illinois Tool Works                  1,000            66
   Precision Castparts                  1,100            34
   Rockwell Automation                  4,000            95
   United Technologies                    800            57
                                                     ------
                                                        727
                                                     ------
COMMUNICATION SERVICES (3.9%)
   Alltel                               1,500            72
   Verizon Communications               4,000           158
                                                     ------
                                                        230
                                                     ------
CONSUMER CYCLICALS (10.0%)
   AOL Time Warner*                     5,000            81
   Brunswick                            2,500            63
   Gannett                                500            38
   Johnson Controls                       600            51
   Jones Apparel Group*                 2,500            73
   Lowe's                               1,000            43
   Newell Rubbermaid                    3,500            98
   Target                               2,500            95
   Walt Disney                          2,500            49
                                                     ------
                                                        591
                                                     ------


--------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------
CONSUMER STAPLES (5.9%)
   Gillette                             2,000        $   64
   HJ Heinz                             3,000            99
   Kimberly-Clark                       1,300            68
   PepsiCo                              1,000            44
   Sara Lee                             2,500            47
   Sysco                                1,000            30
                                                     ------
                                                        352
                                                     ------
ENERGY (8.8%)
   Burlington Resources                 1,500            81
   ChevronTexaco                          800            58
   ConocoPhillips                       1,870           102
   Exxon Mobil                          3,000           108
   Royal Dutch Petroleum                1,200            56
   Schlumberger                         1,000            48
   XTO Energy                           3,500            70
                                                     ------
                                                        523
                                                     ------
FINANCE (21.5%)
   American International Group         1,300            72
   Bank of America                      1,500           119
   Bank One                             2,300            85
   Berkshire Hathaway, Cl B*               50           121
   Citigroup                            1,500            64
   Countrywide Financial                  900            63
   Fannie Mae                             500            34
   Fifth Third Bancorp                  1,000            57
   Goldman Sachs Group                    700            59
   Jefferson-Pilot                      2,000            83
   MGIC Investment                      1,500            70
   PNC Financial Services Group         2,500           122
   Prudential Financial                 3,500           118
   US Bancorp                           5,000           122
   Wells Fargo                          1,600            81
                                                     ------
                                                      1,270
                                                     ------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2003


GROWTH AND INCOME FUND--CONCLUDED

--------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------
HEALTH CARE (11.7%)
   Abbott Laboratories                  2,000        $   87
   Barr Laboratories*                   1,200            79
   Bristol-Myers Squibb                 4,000           109
   C.R. Bard                            1,500           107
   Express Scripts* (B)                 1,000            68
   Johnson & Johnson                      900            47
   Merck                                  400            24
   Oxford Health Plans* (B)             2,000            84
   Pfizer                               2,500            85
                                                     ------
                                                        690
                                                     ------
TECHNOLOGY (9.1%)
   Computer Sciences*                   2,000            76
   DST Systems*                         1,000            38
   Hewlett-Packard                      4,000            85
   Intel                                3,500            73
   International Business Machines        600            50
   Lexmark International*                 500            35
   Microsoft                            3,000            77
   Motorola                             3,500            33
   Texas Instruments                    4,000            70
                                                     ------
                                                        537
                                                     ------
TRANSPORTATION (1.3%)
   Norfolk Southern                     4,000            77
                                                     ------
UTILITIES (3.0%)
   American Electric Power              2,000            59
   Duke Energy                          1,500            30
   Exelon                               1,500            90
                                                     ------
                                                        179
                                                     ------
Total Common Stock
     (Cost $5,265)                                    5,395
                                                     ------
SHORT-TERM INVESTMENT (2.1%)
   Boston Global Investment Trust --
     Enhanced Portfolio (A)           122,800           123
                                                     ------
Total Short-Term Investment
     (Cost $123)                                        123
                                                     ------


--------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------
REPURCHASE AGREEMENT (8.3%)
   Morgan Stanley (C)
     0.750%, dated 06/30/03, matures
     07/01/03, repurchase price
     $493,921 (collateralized by
     U.S. Government obligations:
     market value $503,814)              $494        $  494
                                                     ------
Total Repurchase Agreement
     (Cost $494)                                        494
                                                     ------
Total Investments (101.6%)
   (Cost $5,882)                                      6,012
                                                     ------
OTHER ASSETS AND LIABILITIES (-1.6%)
   Payable Upon Return of Securities Loaned            (123)
   Investment Advisory Fees Receivable                    2
   Administration Fees Payable                           (5)
   Custodian Fees Payable                                (2)
   Other Assets and Liabilities, Net                     34
                                                     ------
Total Other Assets and Liabilities                      (94)
                                                     ------
NET ASSETS:
   Paid in Capital
     (unlimited authorization -- no par value)
     based on 677,151 outstanding shares
     of beneficial interest                           6,684
   Undistributed net investment income                    1
   Accumulated net realized loss
     on investments                                    (897)
   Net unrealized appreciation on investments           130
                                                     ------
Total Net Assets (100.0%)                            $5,918
                                                     ======
Net Asset Value, Offering and Redemption
   Price Per Share                                    $8.74
                                                      =====

* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING (SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS).
(B) THIS SECURITY OR A PARTIAL POSITION OF THE SECURITY WAS ON LOAN AT JUNE 30, 2003 (SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2003 WAS $119,275.
(C) TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


INTERNATIONAL EQUITY FUND

--------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------
FOREIGN COMMON STOCK (97.0%)
AUSTRALIA (4.9%)
   Australia & New Zealand
     Banking Group                      2,506       $    31
   Australian Gas Light                 3,200            24
   Boral                               10,100            34
   Foodland Associated                  2,081            27
   News Corp                            7,297            55
   Orica                                2,900            21
   Origin Energy                        7,600            21
   QBE Insurance Group                  4,700            29
   Westpac Banking                      4,574            50
                                                    -------
                                                        292
                                                    -------
BELGIUM (0.9%)
   Fortis                               2,937            51
                                                    -------
DENMARK (0.7%)
   Danske Bank                          2,200            43
                                                    -------
FINLAND (1.6%)
   Nokia Oyj                            4,625            76
   Tietoenator Oyj                        980            17
                                                    -------
                                                         93
                                                    -------
FRANCE (8.6%)
   Alcatel*                             2,600            23
   Aventis                                902            50
   BNP Paribas                          1,778            90
   Dassault Systemes                      268             9
   France Telecom                       1,500            37
   Lafarge (B)                            143             8
   Pernod-Ricard                          300            27
   Peugeot                                755            37
   Societe Generale, Cl A                 350            22
   Suez (B)                             1,738            28
   Technip-Coflexip                       100             9
   Thomson Multimedia                     738            11
   Total                                  785           119
   Vinci                                  200            13
   Vivendi Universal*                   1,200            22
                                                    -------
                                                        505
                                                    -------


--------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------
GERMANY (6.8%)
   Allianz                                248       $    21
   BASF                                 1,277            54
   Bayer                                  400             9
   Bayerische Motoren Werke               453            17
   Buderus                                416            14
   Deutsche Bank                          956            62
   Deutsche Telekom*                    4,082            62
   E.ON                                   300            15
   Muenchener
     Rueckversicherungs                   300            31
   SAP                                    302            36
   Schering                               267            13
   Siemens                              1,156            57
   Volkswagen                             300            13
                                                    -------
                                                        404
                                                    -------
HONG KONG (1.5%)
   Cheung Kong Holdings                 2,000            12
   CLP Holdings                         3,000            13
   Esprit Holdings                      8,500            21
   HongKong Electric Holdings           5,319            21
   Hutchison Whampoa                    3,447            21
                                                    -------
                                                         88
                                                    -------
IRELAND (1.0%)
   Allied Irish Banks                   1,500            23
   Anglo Irish Bank                     4,442            39
                                                    -------
                                                         62
                                                    -------
ITALY (4.3%)
   Banca Intesa                        11,619            37
   ENI-Ente Nazionale
     Idrocarburi (B)                    4,548            69
   Parmalat Finanziaria (B)            12,747            40
   Saipem                               3,753            28
   Telecom Italia                       4,467            40
   TIM                                  4,400            22
   UniCredito Italiano                  4,103            20
                                                    -------
                                                        256
                                                    -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2003


INTERNATIONAL EQUITY FUND--CONTINUED

--------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------
JAPAN (19.5%)
   Aiful                                  550       $    23
   Aisin Seiki                          2,300            33
   Asahi Glass                          3,000            19
   Bank of Fukuoka                      2,000             8
   Canon                                1,700            78
   Chugoku Electric Power               1,000            15
   Credit Saison                        1,100            18
   Denso                                  800            13
   East Japan Railway                       4            18
   Fast Retailing                         200             6
   Hitachi                              5,000            21
   Honda Motor                          1,202            46
   JFE Holdings*                        1,200            18
   Kao                                  1,000            19
   Kirin Brewery                        4,000            28
   Komatsu                              4,000            15
   Konica                               3,000            34
   Kyocera                                100             6
   Millea Holdings                          2            15
   Mitsubishi Heavy Industries         11,100            29
   Mitsubishi Tokyo
     Financial Group                        5            23
   Mitsui                               2,812            14
   Mitsui Fudosan                       5,000            32
   Mitsui OSK Lines                    13,000            39
   Mitsui Sumitomo Insurance            2,000             9
   Nippon Express                       4,000            15
   Nippon Steel                        11,000            15
   Nippon Telegraph & Telephone             8            31
   Nissan Motor                         3,000            29
   Nitto Denko                            700            23
   Nomura Holdings                      2,000            25
   NTT DoCoMo                              18            39
   Oki Electric Industry*               7,000            20
   Olympus Optical                      1,000            21
   Pioneer                              1,800            40
   Ricoh                                3,400            56
   Sharp                                1,000            13
   Shin-Etsu Chemical                     600            20


--------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------
JAPAN -- CONTINUED
   Sony                                   500       $    14
   Sumitomo                             2,000             9
   Sumitomo Chemical                    4,000            13
   Sumitomo Mitsui
     Financial Group                        5            11
   Taisho Pharmaceutical                1,000            14
   Takeda Chemical Industries             600            22
   Tokyo Electric Power                 1,600            31
   Toshiba                              2,000             7
   Toyota Motor                         1,113            29
   UFJ Holdings*                           17            25
   West Japan Railway                       3            11
   Yamaha                               1,500            21
   Yamanouchi Pharmaceutical              700            18
                                                    -------
                                                      1,151
                                                    -------
NETHERLANDS (5.2%)
   ABN AMRO Holding                     3,917            75
   Akzo Nobel                             443            12
   IHC Caland                             328            17
   ING Groep                            2,644            46
   Koninklijke Philips Electronics      1,996            38
   Royal Dutch Petroleum                1,190            55
   Royal KPN*                           4,500            32
   Unilever                               284            15
   United Services Group                1,291            15
                                                    -------
                                                        305
                                                    -------
NEW ZEALAND (0.5%)
   Fletcher Building                   12,605            27
                                                    -------
NORWAY (0.4%)
   Telenor ASA                          5,200            22
                                                    -------
SINGAPORE (0.8%)
   Cycle & Carriage                     4,000            11
   Fraser & Neave                       6,000            29
   Singapore Telecommunications         8,000             7
                                                    -------
                                                         47
                                                    -------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------
SPAIN (4.8%)
   Acciona                                200       $    10
   Altadis                              1,010            26
   Banco Santander Central
     Hispano                            4,990            44
   Endesa (B)                           2,900            49
   Gamesa Tecnologica                     400             9
   Repsol                               2,000            32
   Sociedad General de Aguas
     de Barcelona*                      1,411            19
   Telefonica                           7,007            81
   Union Fenosa                           733            12
                                                    -------
                                                        282
                                                    -------
SWEDEN (2.3%)
   Autoliv                              1,491            40
   Hennes & Mauritz, Cl B                 500            11
   Sandvik                              1,333            35
   Svenska Handelsbanken, Cl A            800            13
   Swedish Match                        1,920            15
   Telefonaktiebolaget LM
     Ericsson*                         19,000            20
                                                    -------
                                                        134
                                                    -------
SWITZERLAND (7.8%)
   Credit Suisse Group                  1,243            33
   Nestle                                 420            86
   Novartis                             3,683           146
   Roche Holding                          600            47
   STMicroelectronics                     995            21
   UBS                                  1,368            76
   Zurich Financial Services*             413            49
                                                    -------
                                                        458
                                                    -------
UNITED KINGDOM (25.4%)
   AstraZeneca                          1,257            51
   Balfour Beatty                       5,045            16
   BHP Billiton                         1,777             9
   BP                                  24,709           171
   British American Tobacco             3,305            38


--------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------
UNITED KINGDOM -- CONTINUED
   BT Group                            12,642       $    43
   Burberry Group                       6,600            27
   Emap                                 2,500            35
   Galen Holdings                       2,700            23
   GlaxoSmithKline                      6,374           129
   HBOS                                 7,109            92
   HSBC Holdings                       11,039           131
   Kelda Group                          2,900            21
   Kidde                               24,997            35
   Legal & General Group               23,300            32
   Marks & Spencer Group                5,445            28
   Northern Rock                        3,266            39
   Rank Group                           8,100            33
   Rentokil Initial                    12,445            39
   Royal Bank of Scotland Group         4,002           112
   Shell Transport & Trading           12,677            84
   Shire Pharmaceuticals*               4,000            26
   Tesco                                8,869            32
   Unilever                             4,000            32
   United Utilities                     2,500            24
   Vodafone Group                      79,918           156
   Wimpey George                        8,496            41
                                                    -------
                                                      1,499
                                                    -------
Total Foreign Common Stock
     (Cost $5,468)                                    5,719
                                                    -------
RIGHTS (0.0%)
FRANCE (0.0%)
   Lafarge*                               143            --
                                                    -------
Total Rights
     (Cost $0)                                           --
                                                    -------
EXCHANGE TRADED FUND (0.0%)
   iShares MSCI EAFE Index                 24             3
                                                    -------
Total Exchange Traded Fund
     (Cost $2)                                            3
                                                    -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2003


INTERNATIONAL EQUITY FUND--CONCLUDED

--------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------
SHORT-TERM INVESTMENT (3.1%)
   Boston Global Investment Trust --
     Enhanced Portfolio (A)           181,943       $   182
                                                    -------
Total Short-Term Investment
     (Cost $182)                                        182
                                                    -------
Total Investments (100.1%)
   (Cost $5,652)                                      5,904
                                                    -------
OTHER ASSETS AND LIABILITIES (-0.1%)
   Payable Upon Return of Securities Loaned            (182)
   Investment Advisory Fees Receivable                   13
   Administration Fees Payable                           (6)
   Custodian Fees Payable                                (5)
   Other Assets and Liabilities, Net                    174
                                                    -------
Total Other Assets and Liabilities                       (6)
                                                    -------
NET ASSETS:
   Paid in Capital
     (unlimited authorization -- no par value)
     based on 778,863 outstanding shares
     of beneficial interest                           9,432
   Undistributed net investment income                  111
   Accumulated net realized loss
     on investments                                  (3,900)
   Net unrealized appreciation
     on investments                                     252
   Net unrealized appreciation
     on foreign currency and translation
     of other assets and liabilities
     in foreign currency investments                      3
                                                    -------
Total Net Assets (100.0%)                           $ 5,898
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share                                    $7.57
                                                      =====

* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING (SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS).
(B) THIS SECURITY OR A PARTIAL POSITION OF THE SECURITY WAS ON LOAN AT JUNE 30, 2003 (SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2003 WAS $149,532.
CL -- CLASS
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


--------------------------------------------------------------


--------------------------------------------------------------
At June 30, 2003, sector diversification of the Fund was as follows:

                                        % OF         VALUE
SECTOR DIVERSIFICATION               NET ASSETS      (000)
----------------------               ----------     -------
FOREIGN COMMON STOCK
Apparel & Textiles                        0.5%       $   27
Automotive                                4.3           255
Banking                                  18.8         1,108
Chemicals                                 2.2           132
Construction                              4.1           242
Containers                                0.7            39
Cosmetics & Toiletries                    0.3            19
Electronics                               4.4           262
Energy                                    0.2             9
Finance                                   4.5           267
Food, Beverage & Tobacco                  7.4           435
Health Care                               9.7           571
Metals                                    0.7            42
Multimedia                                2.8           163
Office Equipment                          2.3           134
Oil & Gas                                10.2           602
Operations                                3.4           200
Photography Equipment                     0.9            55
Publishing                                0.6            35
Real Estate                               0.7            44
Retail                                    1.9           113
Services                                  0.3            15
Technology                                1.0            61
Telephones & Telecommunications          12.4           733
Transportation                            1.7           101
Wholesale                                 0.9            55
                                      -------        ------
TOTAL FOREIGN COMMON STOCK               97.0         5,719
RIGHTS                                     --            --
EXCHANGE TRADED FUND                       --             3
SHORT-TERM INVESTMENT                     3.1           182
                                      -------        ------
TOTAL INVESTMENTS                       100.1         5,904
OTHER ASSETS AND LIABILITIES, NET        (0.1)           (6)
                                      -------        ------
TOTAL NET ASSETS                        100.0%       $5,898
                                      =======        ======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


MID-CAP EQUITY FUND

--------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------
COMMON STOCK (99.1%)
BASIC MATERIALS (2.6%)
   Lubrizol                             4,000       $   124
   NVR*                                   300           123
   Rohm & Haas                          3,500           109
                                                    -------
                                                        356
                                                    -------
CAPITAL GOODS (9.7%)
   Autoliv                              4,400           119
   Crane                                5,900           133
   Delphi                              11,200            97
   Eaton                                1,500           118
   Goodrich                             6,700           141
   Harsco                               4,000           144
   Hubbell, Cl B                        3,600           119
   Jabil Circuit*                       5,900           130
   KB Home                              1,900           118
   Textron (B)                          3,500           137
   Toro                                 2,200            87
                                                    -------
                                                      1,343
                                                    -------
COMMUNICATION SERVICES (2.6%)
   Avaya*                               9,100            59
   CenturyTel                           2,400            84
   Harris                               3,000            90
   Nextel Communications, Cl A*         4,600            83
   Qwest Communications
     International*                     8,500            40
                                                    -------
                                                        356
                                                    -------
COMPUTER SOFTWARE (1.5%)
   Apple Computer*                      1,600            31
   Quest Software*                      3,800            45
   Siebel Systems*                      7,100            68
   Storage Technology*                  2,500            64
                                                    -------
                                                        208
                                                    -------


--------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------
CONSUMER CYCLICALS (16.7%)
   Albertson's                          2,500       $    48
   Autonation*                          8,000           126
   Belo, Cl A                           3,600            80
   CBRL Group                             700            27
   Columbia Sportswear*                   800            41
   Eastman Kodak (B)                    3,900           107
   Family Dollar Stores                   700            27
   Federated Department Stores          5,800           214
   Ferro                                6,000           135
   Hasbro                               4,500            79
   Mattel                               4,100            77
   Pitney Bowes                         6,400           246
   Polo Ralph Lauren                    3,100            80
   Potlatch                            10,900           281
   RadioShack                           2,500            66
   Reader's Digest Association          5,100            69
   Rent-A-Center*                         700            53
   RR Donnelley & Sons                  6,200           162
   Toys "R" Us*                         5,300            64
   Visteon                             10,900            75
   Williams-Sonoma*                     1,100            32
   Xerox* (B)                           7,000            74
   Zale*                                3,800           152
                                                    -------
                                                      2,315
                                                    -------
CONSUMER STAPLES (3.6%)
   Archer-Daniels-Midland               3,700            48
   Clorox                               2,000            85
   HJ Heinz                             5,700           188
   RJ Reynolds Tobacco
     Holdings (B)                       1,600            59
   UST                                  3,200           112
                                                    -------
                                                        492
                                                    -------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2003


MID-CAP EQUITY FUND--CONCLUDED

--------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------
ENERGY (6.8%)
   Amerada Hess                         3,800       $   187
   Ashland                              6,200           190
   Diamond Offshore Drilling            9,100           191
   Helmerich & Payne                    2,800            82
   Marathon Oil                         8,200           216
   Tidewater (B)                        2,800            82
                                                    -------
                                                        948
                                                    -------
FINANCE (21.0%)
   AmSouth Bancorp                      2,200            48
   Annaly Mortgage Management
     REIT                               7,500           149
   AON                                  1,700            41
   Archstone-Smith Trust REIT           2,000            48
   Bear Stearns                         2,900           210
   Charter One Financial                1,400            44
   Colonial Properties Trust REIT       4,800           169
   Comerica                             5,000           233
   Commerce Bancshares                  2,900           113
   Countrywide Financial                1,900           132
   Duke Realty REIT                     1,500            41
   Equity Office Properties
     Trust REIT                         6,200           168
   Equity Residential REIT              2,900            75
   First Industrial Realty Trust REIT   7,100           224
   Lincoln National                     5,200           185
   MGIC Investment                      2,000            93
   Northern Trust                       3,700           155
   PMI Group                            3,400            91
   St. Paul                             3,800           139
   State Street                         3,400           134
   UnionBanCal                          1,900            79
   Unitrin                              3,800           103
   UnumProvident                        1,600            21
   Webster Financial                    5,700           216
                                                    -------
                                                      2,911
                                                    -------


--------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------
HEALTH CARE (9.0%)
   American Healthways*                 1,100       $    40
   Anthem*                                900            69
   Beckman Coulter                      3,200           130
   Bio-Rad Laboratories, Cl A*          1,500            83
   Caremark Rx*                         3,300            85
   Esperion Therapeutics*               2,500            49
   Express Scripts*                     1,200            82
   Gen-Probe*                             700            29
   Gilead Sciences*                       900            50
   Inamed*                              2,200           118
   McKesson                             2,600            93
   Millennium Pharmaceuticals*          4,600            72
   Oxford Health Plans* (B)             1,600            67
   Pacificare Health Systems*             800            39
   Protein Design Labs*                 4,700            66
   Select Medical*                      3,100            77
   Watson Pharmaceuticals*              1,500            61
   WellChoice*                          1,500            44
                                                    -------
                                                      1,254
                                                    -------
SEMICONDUCTORS (3.9%)
   Altera*                              3,885            64
   Arrow Electronics*                   6,200            95
   Emulex*                              1,200            27
   Intersil, Cl A*                      6,100           162
   LSI Logic*                           8,100            57
   Molex                                3,300            89
   Nvidia*                              2,200            51
                                                    -------
                                                        545
                                                    -------
SERVICES (5.0%)
   Convergys*                           2,700            43
   Deluxe                               3,100           139
   Getty Images* (B)                    1,900            79
   GTECH Holdings* (B)                  1,700            64
   H&R Block                            3,200           138
   Interpublic Group                    9,600           128
   ServiceMaster                        9,900           106
                                                    -------
                                                        697
                                                    -------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------
TECHNOLOGY (7.7%)
   Avnet* (B)                           5,800       $    74
   Avocent*                             2,300            69
   BMC Software*                        3,200            52
   Computer Associates
     International                      3,400            76
   Electronic Data Systems              5,800           124
   Intuit*                              3,500           156
   Lexmark International*                 700            50
   Monsanto                             4,100            89
   Network Associates*                  1,900            24
   Novellus Systems*                    4,200           154
   Scientific-Atlanta                   1,700            40
   Symantec*                              800            35
   Veritas Software*                    4,200           120
                                                    -------
                                                      1,063
                                                    -------
TRANSPORTATION (0.8%)
   Burlington Northern Santa Fe         3,900           111
                                                    -------
UTILITIES (8.2%)
   Black Hills                          2,600            80
   Citizens Communications*             7,700            99
   Edison International*                4,800            79
   Great Plains Energy                  4,200           121
   OGE Energy                          13,100           280
   Pinnacle West Capital                3,700           139
   Public Service Enterprise Group      5,100           216
   Williams                             3,200            25
   Xcel Energy                          6,400            96
                                                    -------
                                                      1,135
                                                    -------
Total Common Stock
     (Cost $12,483)                                  13,734
                                                    -------
PREFERRED STOCK (0.1%)
   UnumProvident, CV to
     1.8843 Shares                        700            21
                                                    -------
Total Preferred Stock
     (Cost $22)                                          21
                                                    -------


--------------------------------------------------------------
                                    SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------
WARRANTS (0.0%)
   Per-Se Technologies, Expires 07/08/03*  34       $    --
                                                    -------
Total Warrants
     (Cost $0)                                           --
                                                    -------
SHORT-TERM INVESTMENT (4.7%)
   Boston Global Investment Trust --
     Enhanced Portfolio (A)           651,300           651
                                                    -------
Total Short-Term Investment
     (Cost $651)                                        651
                                                    -------
REPURCHASE AGREEMENT (1.8%)
   Morgan Stanley (C)
     0.750%, dated 06/30/03, matures
     07/01/03, repurchase price
     $242,595 (collateralized by
     U.S. Government obligations:
     market value $247,449)              $243           243
                                                    -------
Total Repurchase Agreement
     (Cost $243)                                        243
                                                    -------
Total Investments (105.7%)
   (Cost $13,399)                                   $14,649
                                                    =======

PERCENTAGES ARE BASED ON NET ASSETS OF $13,858,646.
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING (SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS).
(B) THIS SECURITY OR A PARTIAL POSITION OF THE SECURITY WAS ON LOAN AT JUNE 30, 2003 (SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2003 WAS $630,136.
(C) TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS
CV -- CONVERTIBLE SECURITY
REIT -- REAL ESTATE INVESTMENT TRUST
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2003


SMALL CAP VALUE EQUITY FUND

--------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------
COMMON STOCK (99.5%)
BASIC MATERIALS (10.5%)
   Boise Cascade                        9,600       $   229
   Carpenter Technology                 4,900            76
   Cia Siderurgica Nacional ADR         1,800            45
   Lesco*                               8,300            74
   Lubrizol                             6,000           186
   Olin                                 8,400           144
   Sappi ADR                            8,900           110
   Sociedad Quimica y Minera de Chile
     ADR                                4,500           126
   Southern Peru Copper                 6,900           106
   Texas Industries                     9,100           217
   United States Steel                 11,600           190
   Valspar                              3,600           152
   Wellman                              3,800            42
                                                    -------
                                                      1,697
                                                    -------
CAPITAL GOODS (14.9%)
   BHA Group Holdings                   1,900            38
   Briggs & Stratton                    2,400           121
   Cummins                              5,600           201
   Empresa Brasileira de Aeronautica
     ADR                               23,413           447
   Goodrich                             5,500           115
   Lennox International                 8,014           103
   LSI Industries                      11,150           124
   Makita ADR*                         20,000           158
   Oshkosh Truck                        1,600            95
   Quixote                              9,800           250
   Robbins & Myers                      7,400           137
   Roper Industries                     2,300            85
   Snap-On                              4,000           116
   Stewart & Stevenson Services         8,500           134
   Tecumseh Products, Cl A              1,900            73
   Tenaris ADR*                         2,652            68
   Thomas Industries                    2,800            76
   York International                   2,000            47
                                                    -------
                                                      2,388
                                                    -------


--------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------
COMMUNICATION SERVICES (3.4%)
   Harris                              18,477       $   555
                                                    -------
CONSUMER CYCLICALS (21.4%)
   Bassett Furniture Industries         6,400            85
   Benetton Group ADR                   7,000           147
   Blyth                                5,700           155
   CBRL Group                           7,000           272
   Circuit City Stores                 39,400           347
   Edelbrock                              330             3
   Ethan Allen Interiors                6,700           236
   Fairmont Hotels & Resorts (B)        6,900           161
   Harman International Industries (B)  2,736           217
   Intrawest                           10,300           136
   John H. Harland                      6,800           178
   John Wiley & Sons, Cl A              6,300           165
   Libbey                               4,400           100
   Media General                        3,400           194
   Movado Group                         4,200            91
   Natuzzi ADR                          8,400            67
   Nautilus Group (B)                  17,100           212
   Phillips-Van Heusen                 10,100           138
   Pier 1 Imports                       8,400           171
   Sturm Ruger                          5,500            55
   Winnebago Industries (B)             6,700           254
   Wolverine World Wide                 2,900            56
                                                    -------
                                                      3,440
                                                    -------
CONSUMER STAPLES (8.0%)
   Adolph Coors, Cl B                   4,400           216
   Church & Dwight                     10,000           327
   Dial                                 8,200           160
   Ingles Markets, Cl A                 7,400            75
   Interstate Bakeries                  4,600            58
   JM Smucker                           6,975           278
   Sensient Technologies                7,920           182
                                                    -------
                                                      1,296
                                                    -------
ENERGY (3.5%)
   Arch Coal                            5,900           136
   ENSCO International                  3,700            99
   Noble Energy                         2,200            83
   Peabody Energy                       7,200           242
                                                    -------
                                                        560
                                                    -------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------
FINANCE (15.6%)
   American Financial Group             4,600       $   105
   Banner                               3,500            72
   Chicago Mercantile Exchange (B)      2,200           153
   City National                        2,700           120
   Colonial BancGroup                  11,500           159
   FNB                                  4,509           136
   Glacier Bancorp                      4,591           113
   HCC Insurance Holdings (B)           7,800           231
   Horizon Financial                    7,256           114
   Hub International Limited            7,600           130
   Klamath First Bancorp                6,100           103
   Pacific Northwest Bancorp            3,000           104
   PXRE Group                           5,300           105
   Scottish Annuity & Life
     Holdings                           5,900           119
   Seacoast Banking of Florida          6,100           104
   Stancorp Financial Group             2,100           110
   Student Loan                         1,100           139
   Washington Federal                   5,061           117
   West Coast Bancorp                   7,076           129
   Wilmington Trust                     4,800           141
                                                    -------
                                                      2,504
                                                    -------
HEALTH CARE (2.5%)
   Alpharma, Cl A                       9,354           202
   Cambrex                              8,900           205
                                                    -------
                                                        407
                                                    -------
SERVICES (6.2%)
   ABM Industries                       9,600           148
   Brink's                             25,400           370
   Hollinger International             11,300           122
   Reynolds & Reynolds                  7,800           223
   Roto-Rooter                          2,600            99
   Standard Register                    2,000            33
                                                    -------
                                                        995
                                                    -------


--------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------
TECHNOLOGY (6.3%)
   Autodesk                            14,200       $   230
   C&D Technologies                     6,300            90
   Fair Isaac (B)                       3,600           185
   Helix Technology                     7,200            95
   Keithley Instruments                 7,700           111
   Premier Farnell ADR                 23,700           163
   Symbol Technologies                 10,800           141
                                                    -------
                                                      1,015
                                                    -------
TRANSPORTATION (4.9%)
   Canadian Pacific Railway (B)         2,900            66
   CHC Helicopter, Cl A                10,900           210
   CP Ships (B)                        20,300           340
   KLM Royal Dutch Air                 13,800           117
   USF                                  2,200            59
                                                    -------
                                                        792
                                                    -------
UTILITIES (2.3%)
   Allete                               9,246           244
   Puget Energy                         5,100           122
                                                    -------
                                                        366
                                                    -------
Total Common Stock
     (Cost $13,667)                                  16,015
                                                    -------
SHORT-TERM INVESTMENT (10.1%)
   Boston Global Investment Trust --
     Enhanced Portfolio (A)         1,623,500         1,624
                                                    -------
Total Short-Term Investment
     (Cost $1,624)                                    1,624
                                                    -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2003


SMALL CAP VALUE EQUITY FUND--CONCLUDED

--------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------
REPURCHASE AGREEMENT (0.5%)
   Morgan Stanley (C)
     0.750%, dated 06/30/03, matures
     07/01/03, repurchase price
     $77,045 (collateralized by
     U.S. Government obligations:
     market value $78,587)                $77       $    77
                                                    -------
Total Repurchase Agreement
     (Cost $77)                                          77
                                                    -------
Total Investments (110.1%)
   (Cost $15,368)                                    17,716
                                                    -------
OTHER ASSETS AND LIABILITIES (-10.1%)
   Payable Upon Return of Securities Loaned          (1,624)
   Investment Advisory Fees Payable                      (5)
   Administration Fees Payable                           (5)
   Custodian Fees Payable                                (4)
   Other Assets and Liabilities, Net                     18
                                                    -------
Total Other Assets and Liabilities                   (1,620)
                                                    -------


--------------------------------------------------------------

                                                  VALUE (000)
--------------------------------------------------------------
NET ASSETS:
   Paid in Capital
     (unlimited authorization -- no par value)
     based on 1,366,425 outstanding shares
     of beneficial interest                         $14,676
   Undistributed net investment income                    7
   Accumulated net realized loss
     on investments                                    (935)
   Net unrealized appreciation
     on investments                                   2,348
                                                    -------
Total Net Assets (100.0%)                           $16,096
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share                                   $11.78
                                                     ======

* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING (SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS).
(B) THIS SECURITY OR A PARTIAL POSITION OF THE SECURITY WAS ON LOAN AT JUNE 30, 2003 (SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2003 WAS $1,579,074.
(C) TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


VALUE INCOME STOCK FUND

--------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------
COMMON STOCK (95.1%)
BASIC MATERIALS (9.4%)
   Alcoa                               22,200      $    566
   Bowater (B)                          4,900           183
   Eastman Chemical                     7,180           227
   International Paper                 18,700           668
   Nucor                               10,100           493
   PPG Industries                       9,000           457
   Praxair                              9,100           547
   Rohm & Haas                         15,100           469
   Vulcan Materials                     9,000           334
                                                   --------
                                                      3,944
                                                   --------
CAPITAL GOODS (13.9%)
   Boeing                               6,900           237
   Dover                               25,100           752
   Eaton                                5,200           409
   Emerson Electric                    12,200           624
   General Electric                    15,200           436
   Honeywell International             22,000           591
   Ingersoll-Rand, Cl A                 4,500           213
   Lockheed Martin                      9,500           452
   Pall                                13,200           297
   Parker Hannifin                     12,200           512
   Rockwell Collins                    19,500           480
   Teleflex                             7,500           319
   W.W. Grainger                       11,300           528
                                                   --------
                                                      5,850
                                                   --------
COMMUNICATION SERVICES (5.9%)
   Alltel                              11,400           550
   BellSouth                           16,900           450
   CenturyTel                          13,000           453
   SBC Communications                  18,400           470
   Verizon Communications              14,190           560
                                                   --------
                                                      2,483
                                                   --------


--------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------
CONSUMER CYCLICALS (11.8%)
   Carnival                             6,700      $    218
   Gannett                              9,700           745
   Genuine Parts                       12,200           391
   Limited Brands                      35,200           546
   Masco                               17,900           427
   May Department Stores               19,200           427
   McGraw-Hill                          9,100           564
   Newell Rubbermaid                   16,200           454
   Stanley Works                       10,300           284
   VF                                  13,100           445
   Walt Disney                         22,300           440
                                                   --------
                                                      4,941
                                                   --------
CONSUMER STAPLES (6.5%)
   Clorox                               4,700           200
   HJ Heinz                            15,400           508
   Kimberly-Clark                      15,300           798
   Kraft Foods, Cl A                    7,000           228
   PepsiCo                             12,100           538
   Supervalu                           21,200           452
                                                   --------
                                                      2,724
                                                   --------
ENERGY (11.0%)
   BP ADR                              19,700           828
   ConocoPhillips                      14,366           787
   Diamond Offshore Drilling (B)       24,100           506
   Exxon Mobil                         21,700           779
   GlobalSantaFe                       18,500           432
   Schlumberger                        11,500           547
   Tidewater (B)                       14,800           435
   Valero Energy                        8,600           312
                                                   --------
                                                      4,626
                                                   --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2003


VALUE INCOME STOCK FUND--CONCLUDED

--------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------
FINANCE (24.4%)
   Allstate                            18,000      $    642
   AMBAC Financial Group                3,300           219
   American Express                    10,100           422
   American International Group        12,605           696
   Bank of America                      7,800           616
   Bank of New York                    17,000           489
   Citigroup                           20,000           856
   Comerica                             5,000           233
   FleetBoston Financial                8,329           247
   Hartford Financial Services
     Group                              9,600           483
   Jefferson-Pilot                     10,400           431
   Keycorp                             18,400           465
   Lincoln National                     6,600           235
   Merrill Lynch                       14,000           654
   Morgan Stanley                       5,900           252
   Nationwide Financial Services,
     Cl A                              14,300           465
   PNC Financial Services Group        10,700           522
   Prudential Financial                19,000           639
   Travelers Property Casualty,
     Cl A (B)                          30,200           480
   US Bancorp                          23,100           566
   Wells Fargo                         12,600           635
                                                   --------
                                                     10,247
                                                   --------
HEALTH CARE (4.7%)
   Abbott Laboratories                 10,300           451
   Becton Dickinson                    10,800           420
   Johnson & Johnson                   12,500           646
   Wyeth                                9,600           437
                                                   --------
                                                      1,954
                                                   --------


--------------------------------------------------------------
                                     SHARES/FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------
TECHNOLOGY (5.4%)
   Harris                              14,200      $    427
   Hewlett-Packard                     21,100           449
   Koninklijke Philips Electronics (B) 23,800           455
   Motorola                            44,800           423
   Pitney Bowes                        13,700           526
                                                   --------
                                                      2,280
                                                   --------
TRANSPORTATION (1.0%)
   Norfolk Southern                    20,600           395
                                                   --------
UTILITIES (1.1%)
   FPL Group                            3,400           227
   Progress Energy                      5,300           233
                                                   --------
                                                        460
                                                   --------
Total Common Stock
     (Cost $37,810)                                  39,904
                                                   --------
SHORT-TERM INVESTMENT (4.4%)
   Boston Global Investment Trust --
     Enhanced Portfolio (A)         1,833,300         1,833
                                                   --------
Total Short-Term Investment
     (Cost $1,833)                                    1,833
                                                   --------
REPURCHASE AGREEMENT (4.6%)
   Morgan Stanley (C)
     1.130%, dated 06/30/03, matures
     07/01/03, repurchase price
     $1,941,925 (collateralized by
     U.S. Government obligations:
     total market value $1,980,702)    $1,942         1,942
                                                   --------
Total Repurchase Agreement
     (Cost $1,942)                                    1,942
                                                   --------
Total Investments (104.1%)
   (Cost $41,585)                                    43,679
                                                   --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



--------------------------------------------------------------

                                                  VALUE (000)
--------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-4.1%)
   Payable Upon Return of Securities Loaned        $ (1,833)
   Investment Advisory Fees Payable                     (18)
   Administration Fees Payable                           (5)
   Custodian Fees Payable                               (11)
   Other Assets and Liabilities, Net                    142
                                                   --------
Total Other Assets and Liabilities                   (1,725)
                                                   --------
NET ASSETS:
   Paid in Capital
     (unlimited authorization -- no par value)
     based on 3,824,005 outstanding shares
     of beneficial interest                          58,470
   Undistributed net investment income                   12
   Accumulated net realized loss
     on investments                                 (18,622)
   Net unrealized appreciation
     on investments                                   2,094
                                                   --------
Total Net Assets (100.0%)                          $ 41,954
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share                                   $10.97
                                                     ======

(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING (SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS).
(B) THIS SECURITY OR A PARTIAL POSITION OF THE SECURITY WAS ON LOAN AT JUNE 30, 2003 (SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2003 WAS $1,794,232.
(C) TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2003


INVESTMENT GRADE BOND FUND

--------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (25.3%)
   U.S. Treasury Bonds
     7.500%, 11/15/16                  $  425       $   577
     6.250%, 08/15/23                   1,235         1,513
     6.250%, 05/15/30                     425           529
     5.375%, 02/15/31                     975         1,098
   U.S. Treasury Notes
     5.875%, 11/15/05                   1,280         1,412
     4.375%, 08/15/12                     455           488
     2.000%, 11/30/04                     300           304
                                                    -------
Total U.S. Treasury Obligations
     (Cost $5,586)                                    5,921
                                                    -------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (19.9%)
   FHLMC
     6.500%, 02/01/17                     151           159
   FNMA
     7.000%, 05/01/32                     484           510
     6.500%, 07/01/32                     219           228
     6.500%, 12/01/32                     413           431
     6.000%, 09/01/17                     411           429
     5.000%, 06/01/33                     799           813
     4.500%, 06/01/18                     548           560
   GNMA
     8.500%, 04/15/31                     283           305
     8.000%, 08/15/31                     399           430
     8.000%, 09/15/31                     350           378
     7.000%, 04/15/32                     198           209
     7.000%, 07/15/32                     195           206
                                                    -------
Total U.S. Government Mortgage-
     Backed Obligations
     (Cost $4,590)                                    4,658
                                                    -------


--------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------
CORPORATE OBLIGATIONS (49.3%)
AEROSPACE & DEFENSE (1.4%)
   General Dynamics
     4.250%, 05/15/13                  $  100       $   100
     2.125%, 05/15/06                     110           112
   Northrop Grumman
     7.125%, 02/15/11                     100           120
                                                    -------
                                                        332
                                                    -------
BANKING (4.2%)
   Bank One
     5.500%, 03/26/07                     125           138
   Nationsbank
     6.500%, 03/15/06                     275           307
   Wachovia
     6.800%, 06/01/05                     175           191
   Wells Fargo (B)
     3.500%, 04/04/08                     335           346
                                                    -------
                                                        982
                                                    -------
FINANCE (12.0%)
   Boeing Capital (B)
     5.650%, 05/15/06                     225           243
   CIT Group
     4.125%, 02/21/06                     275           285
   General Electric Capital
     3.500%, 05/01/08                     375           384
   General Motors Acceptance
     6.875%, 08/28/12                     150           150
   Golden West Financial
     4.125%, 08/15/07                     100           105
   Household Finance
     5.750%, 01/30/07                     225           248
   International Lease Finance,
     Ser M, MTN
     5.950%, 06/06/05                     325           346
   KFW International Finance,
     Ser DTC
     2.500%, 10/17/05                     200           204

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



--------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------
FINANCE -- CONTINUED
   National Rural Utilities
     3.000%, 02/15/06                   $ 275       $   283
   Textron Financial, Ser E, MTN
     2.750%, 06/01/06                     100           100
   Verizon Global Funding
     7.750%, 12/01/30                     200           253
   Washington Mutual Financial
     8.250%, 06/15/05                     175           195
                                                    -------
                                                      2,796
                                                    -------
FOOD, BEVERAGE & TOBACCO (2.8%)
   Coca-Cola Enterprises
     8.500%, 02/01/22                     250           339
   Conagra Foods
     7.500%, 09/15/05                     100           112
   Diageo Capital
     3.500%, 11/19/07                     100           103
     3.375%, 03/20/08                     100           102
                                                    -------
                                                        656
                                                    -------
FOREIGN GOVERNMENTS (3.2%)
   Province of Ontario
     6.000%, 02/21/06                     225           249
     2.350%, 06/30/06                     125           126
   Province of Quebec, Ser NN
     7.125%, 02/09/24                     200           251
   United Mexican States
     4.625%, 10/08/08                     125           128
                                                    -------
                                                        754
                                                    -------
INDUSTRIAL (9.3%)
   Alcoa
     4.250%, 08/15/07                     225           238
   Anadarko Petroleum
     3.250%, 05/01/08                     165           165


--------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------
INDUSTRIAL -- CONTINUED
   Cardinal Health
     4.450%, 06/30/05                   $  50       $    53
   CBS
     7.875%, 09/01/23                     100           127
   Comcast Cablevision, MTN
     8.375%, 05/01/07                     100           118
   Computer Sciences
     7.500%, 08/08/05                     275           306
   Conoco
     6.950%, 04/15/29                     225           271
   DaimlerChrysler, Ser D, MTN
     3.400%, 12/15/04                     225           227
   Ford Motor
     6.625%, 10/01/28                     125           104
   Kerr-McGee
     5.875%, 09/15/06                      50            55
     5.375%, 04/15/05                      50            53
   Masco (B)
     5.875%, 07/15/12                     100           111
   Petro Mexicanos
     9.250%, 03/30/18                     100           120
   Viacom
     5.625%, 05/01/07                     100           111
   Weyerhaeuser
     7.950%, 03/15/25                     100           117
                                                    -------
                                                      2,176
                                                    -------
INSURANCE (2.2%)
   Allstate
     7.875%, 05/01/05                     250           278
   Metlife
     5.375%, 12/15/12                     125           135
     3.911%, 05/15/05                     100           104
                                                    -------
                                                        517
                                                    -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2003


INVESTMENT GRADE BOND FUND--CONCLUDED

--------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------
INVESTMENT BANKERS/BROKER DEALERS (6.7%)
   Bear Stearns
     3.000%, 03/30/06                  $  250       $   256
   Goldman Sachs Group
     4.125%, 01/15/08                     225           236
   Lehman Brothers Holdings
     4.000%, 01/22/08                     225           235
   Merrill Lynch, Ser B, MTN
     2.940%, 01/30/06                     325           331
   Morgan Stanley
     5.300%, 03/01/13                     225           239
   Salomon Smith Barney Holdings
     6.500%, 02/15/08                     225           259
                                                    -------
                                                      1,556
                                                    -------
REAL ESTATE INVESTMENT TRUSTS (1.1%)
   EOP Operating LP
     8.375%, 03/15/06                     100           115
   Simon Property Group LP
     6.375%, 11/15/07                     125           140
                                                    -------
                                                        255
                                                    -------
RETAIL (0.9%)
   Kroger
     7.800%, 08/15/07                      90           104
   Nordstrom
     8.950%, 10/15/05                     100           114
                                                    -------
                                                        218
                                                    -------
TELEPHONES & TELECOMMUNICATIONS (1.3%)
   Ameritech Capital Funding
     6.450%, 01/15/18                     225           262
   British Telecom
     7.875%, 12/15/05                      45            51
                                                    -------
                                                        313
                                                    -------
TRANSPORTATION (1.0%)
   Norfolk Southern
     7.800%, 05/15/27                     100           125


--------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------
TRANSPORTATION -- CONTINUED
   Union Pacific
     5.750%, 10/15/07                   $ 100       $   111
                                                    -------
                                                        236
                                                    -------
UTILITIES (3.2%)
   Alabama Power, Ser Q
     5.500%, 10/15/17                     100           109
   Alabama Power, Ser X
     3.125%, 05/01/08                      75            76
   Carolina Power & Light
     6.500%, 07/15/12                     100           116
   Consolidated Edison
     4.875%, 02/01/13                     125           132
   Deutsche Telekom
     8.250%, 06/15/05                     110           122
   Dominion Resources, Ser B
     7.625%, 07/15/05                     100           111
   Pacificorp
     6.900%, 11/15/11                      75            89
                                                    -------
                                                        755
                                                    -------
Total Corporate Obligations
     (Cost $10,966)                                  11,546
                                                    -------
MUNICIPAL OBLIGATION (0.5%)
   Illinois State
     4.950%, 06/01/23                     130           130
                                                    -------
Total Municipal Obligation
     (Cost $130)                                        130
                                                    -------
ASSET-BACKED OBLIGATIONS (3.5%)
   Capital Auto Receivables Asset
     Trust, Ser 2002-4, Cl A4
     2.640%, 03/17/08                     200           204
   GE Capital, Ser 2002-1A, Cl A3
     6.269%, 12/10/35                     300           348
   Harley-Davidson Motorcycle Trust,
     Ser 2002-2, Cl A2
     3.090%, 06/15/10                     125           128

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------
                                     SHARES/FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------
ASSET-BACKED OBLIGATIONS -- CONTINUED
   JPMorgan Chase Commercial
     Mortgage Securities, Ser 2002-
     C3, Cl A2
     4.994%, 07/12/35                   $ 125       $   133
                                                    -------
Total Asset-Backed Obligations
     (Cost $752)                                        813
                                                    -------
SHORT-TERM INVESTMENT (2.5%)
   Boston Global Investment Trust --
     Enhanced Portfolio (A)           594,460           594
                                                    -------
Total Short-Term Investment
     (Cost $594)                                        594
                                                    -------
REPURCHASE AGREEMENT (0.5%)
   Morgan Stanley (C)
     0.750%, dated 06/30/03, matures
     07/01/03, repurchase price
     $109,866 (collateralized by
     U.S. Government obligations:
     market value $112,146)              $110           110
                                                    -------
Total Repurchase Agreement
     (Cost $110)                                        110
                                                    -------
Total Investments (101.5%)
   (Cost $22,728)                                    23,772
                                                    -------
OTHER ASSETS AND LIABILITIES (-1.5%)
   Payable Upon Return of Securities Loaned            (594)
   Investment Advisory Fees Payable                      (1)
   Administration Fees Payable                           (5)
   Custodian Fees Payable                                (6)
   Other Assets and Liabilities, Net                    257
                                                    -------
Total Other Assets and Liabilities                     (349)
                                                    -------


--------------------------------------------------------------

                                                  VALUE (000)
--------------------------------------------------------------
NET ASSETS:
   Paid in Capital
     (unlimited authorization-- no par value)
     based on 2,223,030 outstanding shares
     of beneficial interest                         $22,965
   Accumulated net realized loss
     on investments                                    (586)
   Net unrealized appreciation
     on investments                                   1,044
                                                    -------
Total Net Assets (100.0%)                           $23,423
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share                                   $10.54
                                                     ======

(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING (SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS).
(B) THIS SECURITY OR A PARTIAL POSITION OF THE SECURITY WAS ON LOAN AT JUNE 30, 2003 (SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2003 WAS $576,746.
(C) TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LP -- LIMITED PARTNERSHIP
MTN -- MEDIUM TERM NOTE
SER -- SERIES


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS & LIABILITIES (000)
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2003                            (UNAUDITED)


                                                                        MID-CAP
                                                                        EQUITY
                                                                         FUND
                                                                        --------
ASSETS:
   Investments at Market Value (Cost $13,399) ........................  $14,649
   Receivable for Investment Securities Sold .........................    2,901
   Receivable for Capital Shares Sold ................................        6
   Accrued Income ....................................................       28
                                                                        -------
   Total Assets ......................................................   17,584
                                                                        -------

LIABILITIES:
   Payable Upon Return of Securities Loaned ..........................      651
   Payable for Investment Securities Purchased .......................    3,047
   Payable for Capital Shares Redeemed ...............................        7
   Investment Advisory Fees Payable ..................................        4
   Administration Fees Payable .......................................        5
   Custodian Fees Payable ............................................        4
   Accrued Expenses ..................................................        7
                                                                        -------
   Total Liabilities .................................................    3,725
                                                                        -------
   Total Net Assets ..................................................  $13,859
                                                                        =======

NET ASSETS:
   Paid in Capital (unlimited authorization -- no par value)
     based on 1,591,839 outstanding shares of beneficial interest ....   17,628
   Undistributed net investment income ...............................       31
   Accumulated net realized loss on investments ......................   (5,050)
   Net unrealized appreciation on investments ........................    1,250
                                                                        -------
   Total Net Assets ..................................................  $13,859
                                                                        =======
Net Asset Value, Offering and Redemption Price Per Share .............    $8.71
                                                                          =====


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2003                                                  (UNAUDITED)


                                                                                                SMALL CAP    VALUE
                                            CAPITAL        GROWTH     INTERNATIONAL   MID-CAP     VALUE     INCOME    INVESTMENT
                                          APPRECIATION   AND INCOME      EQUITY        EQUITY     EQUITY     STOCK       GRADE
                                              FUND          FUND          FUND          FUND       FUND      FUND      BOND FUND
                                          ------------   ----------   -------------   -------   ---------   -------   -----------
Investment Income:
   Dividend Income .......................   $   256        $  48         $ 107        $   99     $  153    $   519       $ --
   Interest Income .......................         4            1            --             3          1         10        524
   Net Income from Securities Lending ....         5           --             4             4          1          1          2
   Less: Foreign Taxes Withheld ..........        (4)          --           (14)           --         (5)        (3)        --
                                             -------        -----         -----        ------     ------    -------       ----
   Total Investment Income ...............       261           49            97           106        150        527        526
                                             -------        -----         -----        ------     ------    -------       ----
Expenses:
   Investment Advisory Fees ..............       308           21            35            75         85        161         86
   Administration Fees ...................        31           31            37            31         31         31         31
   Custodian Fees ........................        19            2            37             5          5         12          8
   Professional Fees .....................        20            2             2             5          6         15         10
   Transfer Agent Fees and Out-of-Pocket
     Expenses ............................        14            1             1             3          4         10          6
   Printing Fees .........................        11            1             1             3          3          8          5
   Trustee Fees ..........................         3           --            --            --          1          2          1
   Other Fees ............................         2            1             4             1         --          2          1
                                             -------        -----         -----        ------     ------    -------       ----
   Total Expenses ........................       408           59           117           123        135        241        148
   Less: Investment Advisory Fees Waived .      (100)         (21)          (35)          (48)       (47)       (51)       (61)
         Reimbursements from Adviser......        --           (9)          (38)           --         --         --         --
                                             -------        -----         -----        ------     ------    -------       ----
   Net Expenses ..........................       308           29            44            75         88        190         87
                                             -------        -----         -----        ------     ------    -------       ----
   Net Investment Income (Loss) ..........       (47)          20            53            31         62        337        439
                                             -------        -----         -----        ------     ------    -------       ----
Net Realized and Unrealized
   Gain (Loss) on Investments and
   Foreign Currency:
     Net Realized Gain (Loss) on
        Securities Sold ..................    (2,130)        (139)         (429)          398        161     (2,871)       481
     Net Realized Gain on Foreign
        Currency Transactions ............        --           --            12            --         --         --         --
     Net Change in Unrealized Depreciation
        on Foreign Currency and Translation
        of Other Assets and Liabilities in
        Foreign Currency .................        --           --            (3)           --         --         --         --
     Net Change in Unrealized Appreciation
        on Investments ...................     5,417          579           848           781      1,219      4,957         71
                                             -------        -----         -----        ------     ------    -------       ----
   Total Net Realized and Unrealized
     Gain on Investments and
     Foreign Currency ....................     3,287          440           428         1,179      1,380      2,086        552
                                             -------        -----         -----        ------     ------    -------       ----
   Net Increase in Net Assets
     from Operations .....................   $ 3,240        $ 460         $ 481        $1,210     $1,442    $ 2,423       $991
                                             =======        =====         =====        ======     ======    =======       ====

Amounts designated as "--" are either $0 or have been rounded to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2003 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2002


                                                                           CAPITAL APPRECIATION         GROWTH AND
                                                                                   FUND                 INCOME FUND
                                                                           ---------------------   ---------------------
                                                                           01/01/03-   01/01/02-   01/01/03-   01/01/02-
                                                                           06/30/03    12/31/02    06/30/03    12/31/02
                                                                           ---------   ---------   ---------   ---------

Operations:
   Net Investment Income (Loss) ........................................    $   (47)   $   (287)    $   20      $    30
   Net Realized Gain (Loss) on Securities
     Sold and Foreign Currency Transactions ............................     (2,130)     (7,835)      (139)        (595)
   Net Change in Unrealized Appreciation (Depreciation) on
     Foreign Currency and Translation of
     Other Assets and Liabilities in
     Foreign Currency ..................................................         --          --         --           --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments .....................................      5,417     (10,067)       579         (468)
                                                                            -------    --------     ------      -------
   Net Increase (Decrease) in Net Assets
     from Operations ...................................................      3,240     (18,189)       460       (1,033)
                                                                            -------    --------     ------      -------
Dividends and Distributions to Shareholders:
   Net Investment Income ...............................................         --          --        (19)         (30)
   Return of Capital ...................................................         --          --         --           --
   Net Realized Gains ..................................................         --      (2,818)        --           --
                                                                            -------    --------     ------      -------
   Total Dividends and Distributions ...................................         --      (2,818)       (19)         (30)
                                                                            -------    --------     ------      -------
Capital Transactions:
   Proceeds from Shares Issued .........................................      2,410         923      1,469        1,720
   Value of Shares Issued in Connection with Merger (See Note 7) .......         --       1,599         --           --
   Reinvestment of Cash Distributions ..................................         --       2,818         19           30
   Cost of Shares Redeemed .............................................     (7,296)    (14,114)      (365)        (611)
                                                                            -------    --------     ------      -------
   Increase (Decrease) in Net Assets from
     Capital Transactions ..............................................     (4,886)     (8,774)     1,123        1,139
                                                                            -------    --------     ------      -------
   Total Increase (Decrease) in Net Assets .............................     (1,646)    (29,781)     1,564           76
                                                                            -------    --------     ------      -------
Net Assets:
   Beginning of Period .................................................     56,718      86,499      4,354        4,278
                                                                            -------    --------     ------      -------
   End of Period .......................................................    $55,072    $ 56,718     $5,918      $ 4,354
                                                                            =======    ========     ======      =======
Shares Issued and Redeemed:
   Shares Issued .......................................................        181          54        180          191
   Shares Issued in Connection with Merger (See Note 7) ................         --         118         --           --
   Shares Issued in Lieu of Cash Distributions .........................         --         211          2            4
   Shares Redeemed .....................................................       (565)       (971)       (46)         (73)
                                                                            -------    --------     ------      -------
   Net Share Transactions ..............................................       (384)       (588)       136          122
                                                                            =======    ========     ======      =======

Amounts designated as "--" are either $0 or have been rounded to $0.

------------------------------------------------------------------------------------------------------------------------------------


                                                                               INTERNATIONAL              MID-CAP
                                                                                 EQUITY FUND            EQUITY FUND
                                                                           ---------------------   ---------------------
                                                                           01/01/03-   01/01/02-   01/01/03-   01/01/02-
                                                                           06/30/03    12/31/02    06/30/03    12/31/02
                                                                           ---------   ---------   ---------   ---------

Operations:
   Net Investment Income (Loss) ........................................     $   53     $     22    $    31     $   (56)
   Net Realized Gain (Loss) on Securities
     Sold and Foreign Currency Transactions ............................       (417)      (1,407)       398      (4,490)
   Net Change in Unrealized Appreciation (Depreciation) on
     Foreign Currency and Translation of
     Other Assets and Liabilities in
     Foreign Currency ..................................................         (3)           6         --          --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments .....................................        848          (50)       781      (1,668)
                                                                             ------     --------    -------     -------
   Net Increase (Decrease) in Net Assets
     from Operations ...................................................        481       (1,429)     1,210      (6,214)
                                                                             ------     --------    -------     -------
Dividends and Distributions to Shareholders:
   Net Investment Income ...............................................         --           --         --          --
   Return of Capital ...................................................         --           --         --          --
   Net Realized Gains ..................................................         --          (43)        --          (9)
                                                                             ------     --------    -------     -------
   Total Dividends and Distributions ...................................         --          (43)        --          (9)
                                                                             ------     --------    -------     -------
Capital Transactions:
   Proceeds from Shares Issued .........................................        121       16,938        560       1,378
   Value of Shares Issued in Connection with Merger (See Note 7) .......         --           --         --          --
   Reinvestment of Cash Distributions ..................................         --           43         --           9
   Cost of Shares Redeemed .............................................       (934)     (18,823)    (1,873)     (3,140)
                                                                             ------     --------    -------     -------
   Increase (Decrease) in Net Assets from
     Capital Transactions ..............................................       (813)      (1,842)    (1,313)     (1,753)
                                                                             ------     --------    -------     -------
   Total Increase (Decrease) in Net Assets .............................       (332)      (3,314)      (103)     (7,976)
                                                                             ------     --------    -------     -------
Net Assets:
   Beginning of Period .................................................      6,230        9,544     13,962      21,938
                                                                             ------     --------    -------     -------
   End of Period .......................................................     $5,898     $  6,230    $13,859     $13,962
                                                                             ======     ========    =======     =======
Shares Issued and Redeemed:
   Shares Issued .......................................................         17        2,189         67         150
   Shares Issued in Connection with Merger (See Note 7) ................         --           --         --          --
   Shares Issued in Lieu of Cash Distributions .........................         --            6         --           1
   Shares Redeemed .....................................................       (139)      (2,410)      (236)       (368)
                                                                             ------     --------    -------     -------
   Net Share Transactions ..............................................       (122)        (215)      (169)       (217)
                                                                             ======     ========    =======     =======


                                                                     SMALL CAP VALUE          VALUE INCOME        INVESTMENT GRADE
                                                                       EQUITY FUND             STOCK FUND             BOND FUND
                                                                  --------------------   --------------------   --------------------
                                                                  01/01/03-  01/01/02-   01/01/03-  01/01/02-   01/01/03-  01/01/02-
                                                                  06/30/03   12/31/02    06/30/03   12/31/02    06/30/03   12/31/02
                                                                  ---------  ---------   ---------  ---------   ---------  ---------

Operations:
   Net Investment Income (Loss) .................................. $    62    $    85     $   337    $    727    $   439    $   892
   Net Realized Gain (Loss) on Securities
     Sold and Foreign Currency Transactions ......................     161        441      (2,871)     (3,671)       481         73
   Net Change in Unrealized Appreciation (Depreciation) on
     Foreign Currency and Translation of
     Other Assets and Liabilities in
     Foreign Currency ............................................      --         --          --          --         --         --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ...............................   1,219       (885)      4,957      (7,319)        71        537
                                                                   -------    -------     -------    --------    -------    -------
   Net Increase (Decrease) in Net Assets
     from Operations .............................................   1,442       (359)      2,423     (10,263)       991      1,502
                                                                   -------    -------     -------    --------    -------    -------
Dividends and Distributions to Shareholders:
   Net Investment Income .........................................     (55)       (86)       (325)       (727)      (440)      (982)
   Return of Capital .............................................      --         --          --          (4)        --         --
   Net Realized Gains ............................................      --         --          --          --         --         --
                                                                   -------    -------     -------    --------    -------    -------
   Total Dividends and Distributions .............................     (55)       (86)       (325)       (731)      (440)      (982)
                                                                   -------    -------     -------    --------    -------    -------
Capital Transactions:
   Proceeds from Shares Issued ...................................     352      3,285       1,273       3,262      2,047      5,970
   Value of Shares Issued in Connection with Merger (See Note 7) .      --         --          --          --         --         --
   Reinvestment of Cash Distributions ............................      55         85         325         731        440        982
   Cost of Shares Redeemed .......................................    (984)    (1,414)     (5,641)    (12,202)    (2,741)    (3,905)
                                                                   -------    -------     -------    --------    -------    -------
   Increase (Decrease) in Net Assets from
     Capital Transactions ........................................    (577)     1,956      (4,043)     (8,209)      (254)     3,047
                                                                   -------    -------     -------    --------    -------    -------
   Total Increase (Decrease) in Net Assets .......................     810      1,511      (1,945)    (19,203)       297      3,567
                                                                   -------    -------     -------    --------    -------    -------
Net Assets:
   Beginning of Period ...........................................  15,286     13,775      43,899      63,102     23,126     19,559
                                                                   -------    -------     -------    --------    -------    -------
   End of Period ................................................. $16,096    $15,286     $41,954    $ 43,899    $23,423    $23,126
                                                                   =======    =======     =======    ========    =======    =======
Shares Issued and Redeemed:
   Shares Issued .................................................      32        286         123         277        198        595
   Shares Issued in Connection with Merger (See Note 7) ..........      --         --          --          --         --         --
   Shares Issued in Lieu of Cash Distributions ...................       5          8          31          65         42         98
   Shares Redeemed ...............................................     (93)      (131)       (555)     (1,085)      (264)      (392)
                                                                   -------    -------     -------    --------    -------    -------
   Net Share Transactions ........................................     (56)       163        (401)       (743)       (24)       301
                                                                   =======    =======     =======    ========    =======    =======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2003 (UNAUDITED) AND THE PERIODS ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD




                                                 NET           NET REALIZED AND
                        NET ASSET VALUE,     INVESTMENT    UNREALIZED GAINS (LOSSES)  TOTAL FROM     DIVIDENDS FROM
                       BEGINNING OF PERIOD  INCOME (LOSS)       ON INVESTMENTS        OPERATIONS  NET INVESTMENT INCOME
                       -------------------  -------------  -------------------------  ----------  ----------------------
CAPITAL APPRECIATION FUND
           2003*             $13.01            $(0.02)             $ 0.86               $ 0.84           $   --
           2002               17.48             (0.07)              (3.74)               (3.81)              --
           2001               20.02             (0.05)              (1.27)               (1.32)              --
           2000               20.27              0.03                0.65                 0.68            (0.03)
           1999               20.04              0.04                1.65                 1.69            (0.04)
           1998               17.27              0.07                4.54                 4.61            (0.08)
GROWTH AND INCOME FUND
           2003*             $ 8.05            $ 0.03              $ 0.69               $ 0.72           $(0.03)
           2002               10.21              0.06               (2.16)               (2.10)           (0.06)
           2001               10.86              0.04               (0.65)               (0.61)           (0.04)
           2000               10.00              0.07                0.86                 0.93            (0.07)
           1999 (1)           10.00                --                  --                   --               --
INTERNATIONAL EQUITY FUND
           2003*             $ 6.92            $ 0.08              $ 0.57               $ 0.65           $   --
           2002                8.55              0.02               (1.61)               (1.59)              --
           2001               10.36                --               (1.80)               (1.80)              --
           2000               13.93              0.08               (0.58)               (0.50)              --
           1999               13.05              0.03                1.11                 1.14            (0.07)
           1998               11.87              0.10                1.17                 1.27            (0.01)
MID-CAP EQUITY FUND
           2003*             $ 7.93            $   --              $ 0.78               $ 0.78           $   --
           2002               11.09             (0.04)              (3.11)               (3.15)              --
           2001               13.30                --               (0.19)               (0.19)              --
           2000               15.20             (0.04)              (0.13)               (0.17)              --
           1999               13.56             (0.03)               1.90                 1.87               --
           1998               13.97                --                0.70                 0.70               --
SMALL CAP VALUE EQUITY FUND
           2003*             $10.75            $ 0.05              $ 1.02               $ 1.07           $(0.04)
           2002               10.94              0.06               (0.19)               (0.13)           (0.06)
           2001                9.12              0.12                1.82                 1.94            (0.12)
           2000                7.97              0.14                1.15                 1.29            (0.14)
           1999                8.48              0.10               (0.51)               (0.41)           (0.10)
           1998                9.77              0.12               (1.30)               (1.18)           (0.11)
VALUE INCOME STOCK FUND
           2003*             $10.39            $ 0.09              $ 0.57               $ 0.66           $(0.08)
           2002               12.70              0.16               (2.31)               (2.15)           (0.16)***
           2001               13.06              0.16               (0.32)               (0.16)           (0.20)
           2000               13.23              0.26                0.98                 1.24            (0.26)
           1999               15.08              0.29               (0.63)               (0.34)           (0.29)
           1998               15.21              0.27                1.02                 1.29            (0.28)
INVESTMENT GRADE BOND FUND
           2003*             $10.29            $ 0.19              $ 0.25               $ 0.44           $(0.19)
           2002               10.05              0.44                0.28                 0.72            (0.48)
           2001                9.69              0.52                0.36                 0.88            (0.52)
           2000                9.73              0.62               (0.04)                0.58            (0.62)
           1999               10.58              0.56               (0.73)               (0.17)           (0.56)
           1998               10.19              0.54                0.39                 0.93            (0.54)

  + Returns are for the period indicated and have not been annualized.
  * For the six month period ended June 30, 2003. All ratios for the period have been annualized.
 ** Total return would have been (18.70)% without the payment by affiliate.
*** Includes Return of Capital of $0.0049 per share.
(1) Commenced operations on December 30, 1999. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.





                                                   TOTAL      NET ASSETS,            NET ASSETS,       RATIO OF
                         DISTRIBUTIONS FROM    DIVIDENDS AND  VALUE, END    TOTAL      END OF      NET EXPENSES TO
                       REALIZED CAPITAL GAINS  DISTRIBUTIONS   OF PERIOD   RETURN+  PERIOD (000)  AVERAGE NET ASSETS
                       ----------------------  -------------  -----------  -------  ------------  ------------------
CAPITAL APPRECIATION FUND
           2003*                 $   --             $   --         $13.85      6.46%    $ 55,072           1.15%
           2002                   (0.66)             (0.66)         13.01    (21.89)      56,718           1.15
           2001                   (1.22)             (1.22)         17.48     (5.34)      86,499           1.15
           2000                   (0.90)             (0.93)         20.02      3.07      101,964           1.15
           1999                   (1.42)             (1.46)         20.27      8.73      134,072           1.15
           1998                   (1.76)             (1.84)         20.04     28.97      105,560           1.15
GROWTH AND INCOME FUND
           2003*                 $   --             $(0.03)        $ 8.74      8.97%    $  5,918           1.20%
           2002                      --              (0.06)          8.05    (20.59)       4,354           1.20
           2001                      --              (0.04)         10.21     (5.57)       4,278           1.20
           2000                      --              (0.07)         10.86      9.32        1,784           1.20
           1999 (1)                  --                 --          10.00        --           10           1.20
INTERNATIONAL EQUITY FUND
           2003*                 $   --             $   --         $ 7.57      9.39%    $  5,898           1.60%
           2002                   (0.04)             (0.04)          6.92    (18.58)**     6,230           1.60
           2001                   (0.01)             (0.01)          8.55    (17.40)       9,544           1.60
           2000                   (3.07)             (3.07)         10.36     (3.43)      11,972           1.60
           1999                   (0.19)             (0.26)         13.93      8.81       18,268           1.60
           1998                   (0.08)             (0.09)         13.05     10.80       18,926           1.60
MID-CAP EQUITY FUND
           2003*                 $   --             $   --         $ 8.71      9.84%    $ 13,859           1.15%
           2002                   (0.01)             (0.01)          7.93    (28.45)      13,962           1.15
           2001                   (2.02)             (2.02)         11.09      2.72       21,938           1.15
           2000                   (1.73)             (1.73)         13.30     (2.93)      23,714           1.15
           1999                   (0.23)             (0.23)         15.20     14.00       30,744           1.15
           1998                   (1.11)             (1.11)         13.56      7.16       31,075           1.15
SMALL CAP VALUE EQUITY FUND
           2003*                 $   --             $(0.04)        $11.78      9.97%    $ 16,096           1.20%
           2002                      --              (0.06)         10.75     (1.20)      15,286           1.20
           2001                      --              (0.12)         10.94     21.48       13,775           1.20
           2000                      --              (0.14)          9.12     16.37       10,513           1.20
           1999                      --              (0.10)          7.97     (4.78)      11,047           1.20
           1998                      --              (0.11)          8.48    (12.18)      13,145           1.20
VALUE INCOME STOCK FUND
           2003*                 $   --             $(0.08)        $10.97      6.43%    $ 41,954           0.95%
           2002                      --              (0.16)         10.39    (16.98)      43,899           0.95
           2001                      --              (0.20)         12.70     (1.14)      63,102           0.95
           2000                   (1.15)             (1.41)         13.06     10.43       67,594           0.95
           1999                   (1.22)             (1.51)         13.23     (3.00)     101,741           0.95
           1998                   (1.14)             (1.42)         15.08      9.69       98,759           0.95
INVESTMENT GRADE BOND FUND
           2003*                 $   --             $(0.19)        $10.54      4.36%    $ 23,423           0.75%
           2002                      --              (0.48)         10.29      7.40       23,126           0.75
           2001                      --              (0.52)         10.05      9.20       19,559           0.75
           2000                      --              (0.62)          9.69      6.32       16,890           0.75
           1999                   (0.12)             (0.68)          9.73     (1.67)      21,733           0.75
           1998                      --              (0.54)         10.58      9.38       19,236           0.75


                                                                     RATIO OF
                                                RATIO OF          NET INVESTMENT
                            RATIO OF          EXPENSES TO        INCOME (LOSS) TO
                         NET INVESTMENT    AVERAGE NET ASSETS   AVERAGE NET ASSETS   PORTFOLIO
                        INCOME (LOSS) TO   (EXCLUDING WAIVERS   (EXCLUDING WAIVERS    TURNOVER
                       AVERAGE NET ASSETS  AND REIMBURSEMENTS)  AND REIMBURSEMENTS)     RATE
                       ------------------  -------------------  -------------------  ---------
CAPITAL APPRECIATION FUND
           2003*               (0.18)%              1.52%                (0.55)%           35%
           2002                (0.41)               1.46                 (0.72)            67
           2001                (0.30)               1.44                 (0.59)            88
           2000                 0.17                1.38                 (0.06)           105
           1999                 0.20                1.36                 (0.01)           168
           1998                 0.43                1.41                  0.17            219
GROWTH AND INCOME FUND
           2003*                0.86%               2.48%                (0.42)%           11%
           2002                 0.68                2.56                 (0.68)            51
           2001                 0.47                3.22                 (1.55)            27
           2000                 0.69                8.04                 (6.15)            34
           1999 (1)               --                1.20                    --             --
INTERNATIONAL EQUITY FUND
           2003*                1.89%               4.19%                (0.70)%           41%
           2002                 0.27                2.59                 (0.72)           115
           2001                 0.25                2.32                 (0.47)            92
           2000                 0.64                2.08                  0.16            126
           1999                 0.42                1.99                  0.03            207
           1998                 0.63                2.07                  0.16            129
MID-CAP EQUITY FUND
           2003*                0.47%               1.88%                (0.26)%          142%
           2002                (0.32)               1.72                 (0.89)            90
           2001                 0.04                1.66                 (0.47)            93
           2000                (0.18)               1.56                 (0.59)           106
           1999                (0.20)               1.50                 (0.55)           122
           1998                (0.29)               1.53                 (0.67)            92
SMALL CAP VALUE EQUITY FUND
           2003*                0.84%               1.84%                 0.20%            18%
           2002                 0.55                1.79                 (0.04)            17
           2001                 1.05                1.91                  0.34             55
           2000                 1.69                1.96                  0.93             72
           1999                 1.23                1.83                  0.60             63
           1998                 1.23                1.89                  0.54             49
VALUE INCOME STOCK FUND
           2003*                1.67%               1.20%                 1.42%            27%
           2002                 1.37                1.13                  1.19             50
           2001                 1.20                1.12                  1.03             73
           2000                 2.01                1.06                  1.90             72
           1999                 1.95                0.96                  1.94             80
           1998                 1.90                1.11                  1.74             76
INVESTMENT GRADE BOND FUND
           2003*                3.77%               1.27%                 3.25%            68%
           2002                 4.33                1.28                  3.80            144
           2001                 5.15                1.32                  4.58            139
           2000                 6.54                1.26                  6.03            123
           1999                 5.56                1.19                  5.12            243
           1998                 5.19                1.34                  4.60            183


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


28&29

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2003


1. Organization:

The STI Classic Variable Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven funds (each referred to as a "Fund" or collectively as the "Funds"): the Capital Appreciation Fund, the Growth and Income Fund, the International Equity Fund, the Mid-Cap Equity Fund, the Small Cap Value Equity Fund, the Value Income Stock Fund (collectively the "Equity Funds") and the Investment Grade Bond Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Sales of shares of the Funds may only be made to separate accounts of various life insurance companies and certain qualified benefit plans. The Funds' prospectus provides a description of each Fund's investment objective, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust. These policies are in conformity with accounting principles generally accepted in the United States of America.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

     SECURITY VALUATION -- Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for equity securities traded on NASDAQ), including equity securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if an equity security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with, procedures adopted by the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Dividend income is recognized on ex-dividend date, and interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. The cost used in determining net realized capital gains and losses on the sale of securities is that of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the applicable holding period.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


     the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     FOREIGN CURRENCY TRANSACTIONS -- With respect to the International Equity Fund, the books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     o market value of investment securities, assets and liabilities at the current rate of exchange; and

     o purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Equity Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

     The International Equity Fund reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders, which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income for the Investment Grade Bond Fund are declared daily and paid monthly to shareholders. Distributions from net investment income for the Capital Appreciation Fund, the Growth and Income Fund, the Mid-Cap Equity Fund, the Small Cap Value Equity Fund and the Value Income Stock Fund are declared and paid quarterly to shareholders. Distributions from net investment income for the International Equity Fund are declared and paid annually to shareholders. Any net realized capital gains are distributed to shareholders at least annually.

     EXPENSES -- Expenses related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets.

3. Agreements and Other Transactions with Affiliates:

     INVESTMENT ADVISORY AGREEMENT -- Investment advisory services are provided to the Trust by Trusco Capital Management, Inc. ("Trusco"). Under the terms of the investment advisory agreement, Trusco is entitled to receive a fee from the Funds, computed daily and paid monthly, at an annual rate of 1.15%, 0.90%, 1.25%, 1.15%, 1.15%, 0.80% and 0.74% of the average daily net assets of the Capital Appreciation Fund, Growth and Income Fund, International Equity Fund, Mid-Cap Equity Fund, Small Cap Value Equity
     Fund, Value Income Stock Fund, and Investment Grade Bond Fund, respectively. Trusco has agreed to waive all or a portion of its fees (and to reimburse Funds' expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary (except for the Growth and Income Fund) and may be terminated at any time.

     ADMINISTRATION AGREEMENT -- The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an Administration Agreement (the "Administration Agreement") dated August 18, 1995, as amended November 19, 1997 and March 1, 1999. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee, subject to a minimum of $62,500 for domestic funds and $75,000 for international funds (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Funds) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2003


     DISTRIBUTION AGREEMENT -- The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement dated August 18, 1995. The Distributor receives no fees for its services under this agreement.

     TRANSFER AGENCY AGREEMENT -- The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated August 2, 1995, under which Federated Services Company provides transfer agency services to the Trust.

     CUSTODIAN AGREEMENTS -- SunTrust Bank, acts as custodian for all the Funds except the International Equity Fund which utilizes Brown Brothers Harriman & Co. as custodian. Prior to January 29, 2003, Bank of New York served as custodian for the International Equity Fund. Custodians are paid on the basis of the net assets and transaction costs of the Funds. The custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

     OTHER  --  Certain   officers  of  the  Trust  are  also  officers  of  the
     Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust.

     For the six-month period ended June 30, 2003 the following Funds paid the Distributor through a reduction in the yield earned by the Funds on those repurchase agreements:
                                                     FEES
                                                    ------
     Capital Appreciation Fund ...................   $201
     Growth and Income Fund ......................     45
     Mid-Cap Equity Fund .........................    106
     Small Cap Value Equity Fund .................     59
     Value Income Stock Fund .....................    459
     Investment Grade Bond Fund ..................    353


4. Investment Transactions:

The cost of security purchases and the proceeds from security sales, excluding short-term investments, for the six-month period ended June 30, 2003, were as follows:

                                                       U.S. GOVT.    U.S. GOVT.
                               PURCHASES     SALES     PURCHASES       SALES
                                 (000)       (000)       (000)         (000)
                               ---------    -------    ---------     ----------
Capital Appreciation Fund ..... $18,722     $23,787     $   --         $   --
Growth and Income Fund ........   1,218         513         --             --
International Equity Fund .....   2,240       2,937         --             --
Mid-Cap Equity Fund ...........  18,239      19,188         --             --
Small Cap Value Equity Fund ...   2,682       3,002         --             --
Value Income Stock Fund .......  10,583      14,904         --             --
Investment Grade
  Bond Fund ...................   7,016       8,100      9,664          7,190

5. Federal Tax Policies and Information:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuer existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in-capital, undistributed net investment income (loss),

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains. The breakdown, as of December 31, 2002, was as follows (000):

                                EXPIRES    EXPIRES    EXPIRES    EXPIRES
                                 2010       2009       2008       2007
                                -------    -------    -------    -------
Capital Appreciation Fund ...... $5,695     $  223    $   334     $   12
Growth and Income Fund .........    483        128          3         --
International Equity Fund ......  1,471      1,208        315         --
Mid-Cap Equity Fund ............  4,568        837         --         --
Small Cap Value Equity Fund ....     --         55         --      1,030
Value Income Stock Fund ........  3,046         --     11,645         --
Investment Grade Bond Fund .....    189        119        451        296

Amounts designated as "-" are either $0 or have been rounded to $0.

Included  in  the  Capital   Appreciation  Fund  is  $569,441  of  capital  loss
carryforwards acquired in a previous merger. The utilization of this capital loss carryover may be limited pursuant to Internal Revenue Code Section 382.

At June 30, 2003, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes are different from amounts reported for financial reporting purposes due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at June 30, 2003, were as follows:

                                         AGGREGATE     AGGREGATE
                                           GROSS         GROSS         NET
                          FEDERAL TAX   UNREALIZED    UNREALIZED    UNREALIZED
                             COST      APPRECIATION  DEPRECIATION  APPRECIATION
                            (000)         (000)          (000)         (000)
                          -----------  ------------  ------------  ------------
Capital Appreciation
   Fund .................   $50,759       $10,896      $(2,188)       $8,708
Growth and Income
   Fund .................     5,888           459         (335)          124
International Equity
   Fund .................     5,652           608         (356)          252
Mid-Cap Equity Fund .....    13,455         1,295         (101)        1,194

                                         AGGREGATE     AGGREGATE
                                           GROSS         GROSS        NET
                          FEDERAL TAX   UNREALIZED    UNREALIZED    UNREALIZED
                             COST      APPRECIATION  DEPRECIATION  APPRECIATION
                            (000)         (000)         (000)         (000)
                          -----------  ------------  ------------  ------------
Small Cap Value
   Equity Fund ..........    15,368         3,217         (869)        2,348
Value Income Stock
   Fund .................    41,659         4,199       (2,179)        2,020
Investment Grade
   Bond Fund ............    22,728         1,080          (36)        1,044

6. Concentrations/Risks:

The Investment Grade Bond Fund invests primarily in investment grade obligations rated at least BBB or better by S&P or Baa or better by Moody's. Changes by recognized rating agencies in the ratings of any fixed income security or in the ability of an issuer to make payments of interest and principal may affect the value of these investments.

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

7. Fund Reorganization:

On September 6, 2002, the assets of the STI Classic Variable Trust Quality Growth Stock Fund (the "Quality Growth Stock Fund") were reorganized into the Capital Appreciation Fund. Under the Agreement and Plan of Reorganization,
251,754 shares of the Quality Growth Stock Fund were exchanged for 118,418 shares of the Capital Appreciation Fund in a tax-free exchange.

The value of the Quality Growth Stock Fund on September 6, 2002 was $1,599,174, which included $138,316 in unrealized losses and $621,130 in accumulated net realized losses. The value of the Capital Appreciation Fund before the merger was $60,173,046.

NOTES TO FINANCIAL STATEMENTS--CONCLUDED
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2003                            (UNAUDITED)


Upon the business combination of such funds on September 6, 2002, the value of the Capital Appreciation Fund combined with the Quality Growth Stock Fund was $61,772,220.

8. Securities Lending:

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in the Boston Global Investment Trust-Enhanced Portfolio. This Portfolio consists of money market instruments including money market mutual funds registered under the Investment Company Act of 1940, commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. agency obligations.

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

Investment Adviser:

Trusco Capital Management, Inc.


STI Classic Variable Trust Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal.
There is no guarantee that any STI Classic Variable
Trust Fund will achieve its investment objective.
The STI Classic Variable Trust Funds are advised by
Trusco Capital Management, Inc., an affiliate of SunTrust
Banks, Inc.


Distributor:
SEI Investments Distribution Co.


This information  must be preceded or
accompanied by a current prospectus for
each fund described.

ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

================================================================================

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                          STI Classic Variable Trust


By (Signature and Title)*          /s/ James R. Foggo
                                   -------------------------
                                   James R. Foggo, President

Date 08/22/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ James R. Foggo
                                   -------------------------
                                   James R. Foggo, President

Date 08/22/03


By (Signature and Title)*          /s/ Jennifer E. Spratley
                                   ------------------------
                                   Jennifer E. Spratley, Chief Financial Officer

Date 08/22/03
* Print the name and title of each signing officer under his or her signature.